Net Debt (Tables)	6 Months Ended
Jun. 30, 2018
Net Debt
Schedule of Net Debt

	At 1 Jan	Cash	Non-cash	Exchange	At 30 Jun
	2018	Flow	& Other	Movements	2018
	$m	$m	$m	$m	$m
Loans due after one year	(15,560)	—	6	102	(15,452)
Finance leases due after one year	—	—	—	—	—
Total long-term debt	(15,560)	—	6	102	(15,452)

Current instalments of loans	(1,397)	—	–	—	(1,397)
Current instalments of finance leases	(5)	—	5	—	—
Commercial paper	(180)	(1,980)	–	–	(2,160)
Bank Collateral	(513)	67	–	–	(446)
Other short-term borrowings excluding overdrafts	—	–	–	–	–
Overdraft	(152)	(63)	–	3	(212)

Total current debt	(2,247)	(1,976)	5	3	(4,215)

Gross borrowings	(17,807)	(1,976)	11	105	(19,667)

Net derivative financial instruments	504	47	(86)	–	465

Net Borrowings	(17,303)	(1929)	(75)	105	(19,202)

Cash and cash equivalents	3,324	(316)	0	(30)	2,978
Other investments - current	1,230	(415)	(16)	–	799
Other investments - non-current	70	—	12	—	82
Cash and investments	4,624	(731)	(4)	(30)	3,859

Net funds / (debt)	(12,679)	(2,660)	(79)	75	(15,343)